Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurement [Abstract]
Fair Value Measurements by Level of Valuation Inputs

The following table summarizes financial assets and financial liabilities measured at fair value as of December 31, 2014 and December 31, 2013, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands). There were no transfers of assets between fair value Level 1 and Level 2 during the year ended December 31, 2014.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2014	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$50,101	$-	$50,101	$-
Obligations of state and political subdivisions	35,873	-	35,873	-
Mortgage-backed securities	55,429	-	55,429	-
Equity securities available-for-sale	1,500	1,500	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	3,370	-	-	3,370
Mortgage servicing rights	193	-	-	193

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2013	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$78,278	$-	$78,278	$-
Obligations of state and political subdivisions	41,932	-	41,932	-
Mortgage-backed securities	4,469	-	4,469	-
Equity securities available-for-sale	1,367	1,367	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	3,300	-	-	3,300
Other real estate owned	50	-	-	50
Mortgage servicing rights	167	-	-	167

Quantitative Information for Assets Measured at Fair Value

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value:

December 31, 2014	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average

Impaired loans	$3,370	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	(7)% - (15)%	(11.2)%
Mortgage servicing rights	193	Multiple of annual servicing fee	Estimated pre-payment speed, based on rate and term	300% - 400%	360%

December 31, 2013	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average

Impaired loans	$3,300	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	(7)% - (10)%	(9.0)%
Other real estate owned	50	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	0%	0%
Mortgage servicing rights	167	Multiple of annual servicing fee	Estimated pre-payment speed, based on rate and term	300% - 400%	326%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)

Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

Financial Instruments
(in thousands)

	December 31, 2014		December 31, 2013
	Carrying	Fair	Carrying	Fair
Financial assets:	Value	Value	Value	Value
Cash and due from banks	$6,757	$6,757	$8,570	$8,570
Interest bearing deposits with banks	10	10	43	43
Interest bearing time deposits with banks	-	-	249	250
Securities	142,903	142,903	126,046	126,046
Restricted investment in FHLB stock	2,726	2,726	1,967	1,967
Loans, net of allowance for loan losses	292,521	294,083	275,511	282,226
Mortgage servicing rights	193	193	167	167
Accrued interest receivable	1,491	1,491	1,529	1,529

Financial liabilities:
Non-interest bearing deposits	77,697	77,697	74,611	74,611
Interest bearing deposits	303,187	305,635	305,034	308,414
Securities sold under agreements to repurchase	4,594	4,594	5,397	5,397
Short-term borrowings	15,950	15,950	8,400	8,400
Long-term debt	22,500	22,464	-	-
Other interest bearing liabilities	1,412	1,416	1,356	1,358
Accrued interest payable	301	301	287	287

Off-balance sheet financial instruments:
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following presents the carrying amount, fair value and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of December 31, 2014 and December 31, 2013. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2014	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Loans, net of allowance for loan losses	$ 292,521	$ 294,083	$ -	$ -	$ 294,083
Financial instruments - Liabilities
Interest bearing deposits	303,187	305,635	-	305,635	-
Long-term debt	22,500	22,464	-	22,464	-
Other interest bearing liabilities	1,412	1,416	-	1,416	-

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2013	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 249	$ 250	$ -	$ 250	$ -
Loans, net of allowance for loan losses	275,511	282,226	-	-	282,226
Financial instruments - Liabilities
Interest bearing deposits	305,034	308,414	-	308,414	-
Other interest bearing liabilities	1,356	1,358	-	1,358	-